Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events
Subsequent Events

15.  Subsequent Events

In the first quarter of 2014, 521,660 shares of Restricted Shares (equivalent to 130,415 ADS) were granted to certain directors, executives and employees, of which the restriction on 229,464 shares will elapse on the grant date of the Restricted Shares, the restriction on 198,098 shares will elapse on the first day following the 6-month period after the grant date, and the restriction on remaining 94,098 shares will elapse on first day following the 12-month period after the grant date.